Income taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes	Income taxes:
(a)Current tax expense:
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2024	2023
Current tax expense
Current period income tax	$121	$64
Withholding tax	—	94
Total current tax expense	$121	$158
Deferred tax expense
Origination and reversal of temporary differences	$(14,279)	$(45,050)
Adjustments for prior periods	1,648	2,174
Change in unrecognized deductible temporary differences	12,631	42,876
Total deferred tax expense	$—	$—

Total income tax expense from continuing operations	$121	$158
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2024	2023
Net loss before income taxes (from continuing operations)	$(323,409)	$(144,052)
Expected tax recovery at 27.00% (2023 – 27.00%)	$(87,320)	$(38,894)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	53,847	(993)
Expiry of losses and ITC	310	96
Investment tax credits earned	(4,703)	(4,009)
Foreign tax rate and tax rate differences	3,415	4,165
Change in unrecognized deductible temporary differences	34,514	39,674
Other	58	119
Income taxes from continuing operations	$121	$158
(b)    Unrecognized deferred tax asset:
At December 31, 2024, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.
27.     Income taxes (cont'd):
(b)    Unrecognized deferred tax asset (cont'd):

	2024	2023
Scientific research expenditures	$148,077	$143,663
Investments	43,891	36,315
Share issuance costs	4,633	14,145
Losses from operations carried forward	440,572	394,599
Capital losses carried forward	4,843	10,703
Investment tax credits	48,277	46,810
Property, plant and equipment and intangible assets	226,425	221,365
	$916,718	$867,600
Deferred tax assets have not been recognized in respect of these deductible temporary differences because it is not currently probable that future taxable profit will be available against which the Corporation can utilize the benefits.
The Corporation has available to carry forward the following as at December 31:

	2024	2023
Canadian scientific research expenditures	$148,077	$143,663
Canadian losses from operations	288,258	262,887
Canadian capital losses from operations	9,827	12,958
Canadian investment tax credits	48,277	46,810
German losses from operations for corporate tax purposes	—	46
US federal losses from operations	42,949	46,784
Denmark losses from operations	81,130	65,786
Hong Kong losses from operations	128	116
UK losses from operations	20,440	13,085
UK research and development tax credits	120	122
The Canadian scientific research expenditures may be carried forward indefinitely. The Canadian losses from operations may be used to offset future Canadian taxable income and expire over the period from 2034 to 2044.
The German, Hong Kong, Denmark and UK losses from operations may be used to offset future taxable income in Germany, Hong Kong, Denmark and UK for corporate tax and trade tax purposes and may be carried forward indefinitely.
The US federal losses from operations incurred prior to January 1, 2018 may be used to offset future US taxable income and expire over the period from 2024 to 2038 and may be carried forward indefinitely for losses incurred after January 1, 2018.
The Canadian investment tax credits may be used to offset future Canadian income taxes otherwise payable and expire over the period from 2024 to 2044. The UK scientific research and development tax credits may be carried forward indefinitely.